Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Asset Retirement Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation	$ 188	$ 180
Interstate Transportation and Storage [Member]
Asset Retirement Obligation	60	55
Retail Marketing [Member]
Asset Retirement Obligation	87	84
Investment in Sunoco Logistics [Member]
Asset Retirement Obligation	$ 41	$ 41